Average Annual Total Returns - Class B - DWS International Growth VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jul. 01, 2002	22.29%	11.47%	7.56%	10.65%	8.93%	4.92%